UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22714

 NAME OF REGISTRANT:                     Eaton Vance Series Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Deidre E. Walsh, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                07/31

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


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

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY Investment Company Act file number N/A
Eaton Vance Emerging Markets Debt Opportunities Fund
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 7/31
Date of reporting period: 7/1/22 - 6/30/23


--------------------------------------------------------------------------------------------------------------------------
 CREDITO REAL SAB DE CV SOFOM ENR                                                            Agenda Number:  715950033
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3R4AWCE6
    Meeting Type:  CRT
    Meeting Date:  02-Aug-2022
          Ticker:
            ISIN:  XS2060698219
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT AS BROADRIDGE HAS BEEN                   Non-Voting
       NOTIFIED LATE OF THIS PARTICULAR MEETING,
       VOTING CANNOT BE SUPPORTED AND THE MEETING
       HAS BEEN SET UP AS AN INFORMATION ONLY
       MEETING. SHOULD YOU HAVE ANY QUESTIONS
       PLEASE EITHER CONTACT YOUR BROADRIDGE
       CLIENT SERVICE REPRESENTATIVE OR YOUR
       CUSTODIAN




--------------------------------------------------------------------------------------------------------------------------
 CREDITO REAL SAB DE CV SOFOM ENR                                                            Agenda Number:  716042255
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3R4AWCE6
    Meeting Type:  CRT
    Meeting Date:  04-Jan-2023
          Ticker:
            ISIN:  XS2060698219
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN INFORMATION                   Non-Voting
       MEETING. THERE ARE CURRENTLY NO PUBLISHED
       AGENDA ITEMS, SHOULD YOU WISH TO ATTEND THE
       MEETING PERSONALLY, YOU MAY APPLY FOR AN
       ENTRANCE CARD BY CONTACTING YOUR CLIENT
       REPRESENTATIVE. THANK YOU

CMMT   12 DEC 2022: PLEASE NOTE THAT THIS IS A                   Non-Voting
       REVISION DUE TO POSTPONEMENT OF THE MEETING
       DATE FROM 19 SEP 2022 TO 11 OCT 2022 AND
       FURTHER POSTPONEMENT OF THE MEETING DATE
       FROM 11 OCT 2022 TO 03 NOV 2022 AND FURTHER
       POSTPONEMENT OF THE MEETING DATE FROM 03
       NOV 2022 TO 04 JAN 2023. THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 CREDITO REAL SAB DE CV SOFOM ENR                                                            Agenda Number:  716579909
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3R4AWCE6
    Meeting Type:  CRT
    Meeting Date:  31-Jan-2023
          Ticker:
            ISIN:  XS2060698219
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN INFORMATION                   Non-Voting
       MEETING. THERE ARE CURRENTLY NO PUBLISHED
       AGENDA ITEMS, SHOULD YOU WISH TO ATTEND THE
       MEETING PERSONALLY, YOU MAY APPLY FOR AN
       ENTRANCE CARD BY CONTACTING YOUR CLIENT
       REPRESENTATIVE. THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 TCS FINANCE DESIGNATED ACTIVITY COMPANY                                                     Agenda Number:  715858950
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8697ZAB2
    Meeting Type:  BOND
    Meeting Date:  02-Aug-2022
          Ticker:
            ISIN:  XS2387703866
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN INFORMATIONAL                 Non-Voting
       MEETING, AS THERE ARE NO PROPOSALS TO BE
       VOTED ON. SHOULD YOU WISH TO ATTEND THE
       MEETING PERSONALLY, YOU MAY REQUEST AN
       ENTRANCE CARD. THANK YOU

1      THE ISSUER HAS CONVENED THE MEETING FOR THE               Non-Voting
       PURPOSE OF ENABLING HOLDERS TO CONSIDER AND
       RESOLVE, IF THEY THINK FIT, TO PASS AN
       EXTRAORDINARY RESOLUTION, AS FURTHER
       DESCRIBED IN THE DOCUMENTATION

CMMT   21 JUL 2022: PLEASE NOTE THAT THIS IS A                   Non-Voting
       REVISION DUE TO POSTPONEMENT OF THE MEETING
       DATE FROM 18 JUL 2022 TO 02 AUG 2022. THANK
       YOU



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Series Fund, Inc.
By (Signature)       /s/ Eric A. Stein
Name                 Eric A. Stein
Title                President
Date                 08/29/2023